COMMITMENTS AND CONTINGENCIES - Additional Information - 3 Other Commitments - Land Concession Contracts (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 18, 2013	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 29, 2014
Commitments And Contingencies [Line Items]
Outstanding balance of land premium included in accrued expenses and other current liabilities				$ 3,788
Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Contract expiration date			2031-03
City of Dreams - Cotai Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees			$ 20,431
Contract expiration date			2033-08
Additional land premium paid		$ 23,344
Additional land premium payable					$ 23,344
Government land use fee payable per annum during the development period			$ 1,185
Government land use fee payable per annum after the development period			1,235
Outstanding balance of land premium included in accrued expenses and other current liabilities				$ 3,788
Studio City - Studio City Land [Member]
Commitments And Contingencies [Line Items]
Total commitment for government land use fees			$ 10,034
Contract expiration date			2026-10
Government land use fee payable per annum during the development period			$ 490
Government land use fee payable per annum after the development period			$ 1,131
Land concession contracts [Member]
Commitments And Contingencies [Line Items]
Initial contract term (in years)			25 years
Contract term of further renewable consecutive periods (in years)			10 years
Frequency of land use fee amounts to be adjusted			Every five years
Revised [Member] | Altira Macau - Taipa Land [Member]
Commitments And Contingencies [Line Items]
Government land use fee payable per annum on land concession contract	$ 186
Total commitment for government land use fees			$ 2,631
Contract expiration date			2031-03